Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.65%

Auto Components 1.43%

Lear Corp.		177,400	$14,414

Banks 5.67%

BankUnited, Inc.		664,718	12,430
CIT Group, Inc.		425,184	7,339
Citizens Financial Group, Inc.		571,800	10,755
East West Bancorp, Inc.		502,600	12,937
Sterling Bancorp		883,036	9,228
SVB Financial Group*		29,699	4,487
Total			57,176

Beverages 1.31%

Carlsberg A/S Class B(a)	DKK	117,440	13,221

Building Products 1.58%

A.O. Smith Corp.		420,434	15,897

Capital Markets 4.28%

Ameriprise Financial, Inc.		151,426	15,518
Apollo Global Management, Inc.		310,419	10,399
Ares Capital Corp.		1,117,400	12,046
E*TRADE Financial Corp.		149,300	5,124
Total			43,087

Chemicals 3.27%

Axalta Coating Systems Ltd.*		937,931	16,198
Corteva, Inc.*		711,606	16,723
Total			32,921

Communications Equipment 0.82%

F5 Networks, Inc.*		77,155	8,227

Construction & Engineering 1.51%

EMCOR Group, Inc.		248,483	15,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2020

Investments	Shares	Fair Value (000)
Consumer Finance 1.97%

Ally Financial, Inc.	943,898	$13,620
Discover Financial Services	175,800	6,271
Total		19,891

Containers & Packaging 1.43%

Graphic Packaging Holding Co.	1,184,813	14,455

Electric: Utilities 8.49%

Edison International	300,900	16,486
Entergy Corp.	172,174	16,179
Evergy, Inc.	340,016	18,718
FirstEnergy Corp.	492,159	19,721
Portland General Electric Co.	301,567	14,457
Total		85,561

Electrical Equipment 3.22%

Acuity Brands, Inc.	183,359	15,706
Hubbell, Inc.	145,798	16,729
Total		32,435

Electronic Equipment, Instruments & Components 1.30%

Avnet, Inc.	521,939	13,101

Energy Equipment & Services 0.66%

National Oilwell Varco, Inc.	671,500	6,601

Equity Real Estate Investment Trusts 11.42%

Alexandria Real Estate Equities, Inc.	161,011	22,068
Camden Property Trust	205,700	16,300
Duke Realty Corp.	710,299	22,999
Healthcare Trust of America, Inc. Class A	635,834	15,438
Highwoods Properties, Inc.	346,500	12,273
UDR, Inc.	475,668	17,381
Weingarten Realty Investors	599,900	8,657
Total		115,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2020

Investments	Shares	Fair Value (000)
Food Products 3.05%

General Mills, Inc.	329,500	$17,388
J.M. Smucker Co. (The)	120,269	13,350
Total		30,738

Health Care Equipment & Supplies 2.89%

NuVasive, Inc.*	306,765	15,541
Zimmer Biomet Holdings, Inc.	134,491	13,594
Total		29,135

Health Care Providers & Services 6.28%

AmerisourceBergen Corp.	167,893	14,859
Centene Corp.*	283,281	16,830
Quest Diagnostics, Inc.	168,000	13,490
Universal Health Services, Inc. Class B	182,946	18,126
Total		63,305

Household Products 0.69%

Spectrum Brands Holdings, Inc.	190,500	6,928

Industrial Conglomerates 1.22%

Carlisle Cos., Inc.	97,905	12,266

Information Technology Services 2.59%

Amdocs Ltd.	203,042	11,161
Western Union Co. (The)	822,722	14,916
Total		26,077

Insurance 5.74%

Argo Group International Holdings Ltd.	206,056	7,636
Axis Capital Holdings Ltd.	293,100	11,328
Everest Re Group Ltd.	77,000	14,816
Hanover Insurance Group, Inc. (The)	102,447	9,280
Hartford Financial Services Group, Inc. (The)	420,792	14,829
Total		57,889

Internet & Direct Marketing Retail 1.81%

eBay, Inc.	606,976	18,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2020

Investments	Shares		Fair Value (000)
Leisure Products 1.43%

Brunswick Corp.		407,100	$14,399

Machinery 4.37%

Cummins, Inc.		121,200	16,401
Stanley Black & Decker, Inc.		128,383	12,838
Westinghouse Air Brake Technologies Corp.		306,654	14,759
Total			43,998

Media 2.60%

Fox Corp.		206,200	4,873
Interpublic Group of Cos., Inc. (The)		334,243	5,411
Nexstar Media Group, Inc. Class A		98,388	5,680
Omnicom Group, Inc.		187,100	10,272
Total			26,236

Metals & Mining 2.06%

Lundin Mining Corp.(a)	CAD	3,628,843	13,641
Nucor Corp.		198,900	7,164
Total			20,805

Multi-Utilities 3.87%

CMS Energy Corp.		363,091	21,332
Consolidated Edison, Inc.		226,387	17,658
Total			38,990

Oil, Gas & Consumable Fuels 2.71%

Marathon Petroleum Corp.		220,273	5,203
Noble Energy, Inc.		1,264,677	7,638
ONEOK, Inc.		381,885	8,329
Parsley Energy, Inc. Class A		1,072,400	6,145
Total			27,315

Road & Rail 1.35%

Landstar System, Inc.		141,900	13,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.04%

Marvell Technology Group Ltd.	492,694	$11,149
Teradyne, Inc.	358,901	19,442
Total		30,591

Software 1.84%

Cadence Design Systems, Inc.*	83,176	5,493
Synopsys, Inc.*	101,175	13,030
Total		18,523

Specialty Retail 2.18%

Ross Stores, Inc.	226,656	19,712
Urban Outfitters, Inc.*	155,673	2,217
Total		21,929

Textiles, Apparel & Luxury Goods 1.57%

Columbia Sportswear Co.	226,900	15,831
Total Common Stocks (cost $ 1,321,119,957)		1,004,143

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.51%

Repurchase Agreement

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $5,040,000 of U.S. Treasury Note at 0.125% due 04/15/2022; value: $5,285,503; proceeds: $5,179,944 (cost $5,179,944)	$5,180	5,180
Total Investments in Securities 100.16% (cost $ 1,326,299,901)		1,009,323

Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.16)%		(1,648)
Net Assets 100.00%		$1,007,675

CAD	Canadian dollar.
DKK	Danish Krone.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Beverages	$—	$13,221	$—	$13,221
Remaining Industries	990,922	—	—	990,922
Short-Term Investment
Repurchase Agreement	—	5,180	—	5,180
Total	$990,922	$18,401	$—	$1,009,323

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.